Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 310,860	$ 307,288
Less:
Allowance for loan losses	(3,738)	(5,095)	(6,801)	(6,815)
Deferred loan (fees) costs, net	(7)	60
Net loans held for investment	307,115	302,253
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	47,418	47,436
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	92,517	95,922
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	22,362	17,583
Non-Commercial [Member] | Real Estate 1-4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	3,888	3,418
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	89,374	87,463
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	46,360	45,231
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	8,460	9,623
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 481	$ 612